USQ Core Real Estate Fund	Schedule of Investments
	December 31, 2024 (Unaudited)

Description	Shares	Fair Value
Real Estate Investments - 107.8%
Private Equity Real Estate Funds - 107.8% (1)
AEW Core Property (U.S.), LP (2)(3)	10,206	$10,500,740
ARA Core Property Fund, LP (2)(3)	68	8,263,435
ASB Allegiance Real Estate Fund, LP (2)(3)	4,244	5,321,920
Bailard Real Estate Investment Trust, Inc. (2)(3)	229,023	7,026,428
Barings Core Property Fund LP (2)(3)	65,496	7,377,248
BGO Daily Value Fund - Class F (2)(3)	278,712	3,434,479
BGO Diversified US Property Fund LP (2)(3)	2,905	7,005,318
BlackRock US Core Property Fund, LP (2)(3)4)	-	10,871,931
CBRE U.S. Core Partners, LP (2)(3)	13,185,768	21,116,732
CIM UII Onshore, LP (2)(3)	6,097	7,396,010
Clarion Lion Properties Fund, LP (2)(3)	12,251	18,145,853
GWL US Property Fund LP (2)(3)(5)	-	11,581,302
Invesco Core Real Estate - U.S.A., LP (2)(3)	26	4,528,405
Invesco U.S. Income Fund, LP (2)(3)	1,906	2,864,733
Lion Industrial Trust (2)(3)	1,710	6,117,688
Madison Core Property Fund LP (2)(3)	6,125	13,782,670
MetLife Core Property Fund, LP (2)(3)	1,178	1,675,671
PGIM Retirement Real Estate Fund II LP (2)	799,187	1,341,253
Prime Property Fund, LLC (2)(3)	510	9,844,128
Principal Enhanced Property Fund, LP (2)(3)	146,694	1,873,301
PRISA LP (2)(3)	5,232	10,520,336
Prologis Targeted U.S. Logistics Fund, LP (2)(3)	1,885	5,270,430
RREEF America II LP (2)(3)	58,778	7,339,991
RREEF Core Plus Industrial Fund LP (2)(3)	22,171	4,902,566
Sentinel Real Estate Fund, LP (2)(3)	50	5,167,175
Smart Markets Fund, LP (2)(3)	6,939	11,681,026
Strategic Property Fund (2)(3)	729,773	8,021,763
TA Realty Core Property Fund, LP (2)(3)	10,763	13,702,318
Trumbull Property Fund LP (2)(3)	648	5,625,693
U.S. Real Estate Investment Fund, LLC (2)(3)	3,372	3,903,898
U.S. Real Property Income Fund, LP (6)(7)	-	788,104
US Government Building Fund (2)(3)(8)	-	5,666,415
Total Real Estate Investments (Cost $239,066,599)		242,658,960

Short-Term Investments - 0.6%
Money Market Fund - 0.6%
Fidelity Investments Money Market Government Portfolio, Class I, 4.38% (3)(9)	1,121,943	1,121,943
Invesco Government & Agency - Institutional Shares, 4.43% (9)	153,508	153,508
Total Short-Term Investments (Cost $1,275,451)		1,275,451

Total Investments - 108.4% (Cost $240,342,050)		$243,934,411
Liabilities Less Other Assets - (8.4)%		(18,969,868)
Net Assets - 100.0%		$224,964,543

Percentages are stated as a percent of net assets.
LP - Limited Partnership
LLC - Limited Liability Company

(1)	Securities considered illiquid and restricted. As of December 31, 2024, the value of these investments was $242,658,960 or 107.8% of the Fund's net assets.
(2)	In accordance with ASC 820-10, Private Investment Funds are valued using the practical expedient methodology.
(3)	All or a portion of this security is pledged as collateral for borrowings under a line of credit.
(4)	Partnership is not designated in units. The Fund owns approximately 0.53% at December 31, 2024.
(5)	Partnership is not designated in units. The Fund owns approximately 1.33% at December 31, 2024.
(6)	Partnership is not designated in units. The Fund owns approximately 0.20% at December 31, 2024.
(7)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees (See Notes to Schedule of Investments).
(8)	Partnership is not designated in units. The Fund owns approximately 0.22% at December 31, 2024.
(9)	Rate reflects seven-day effective yield on December 31, 2024.

Notes to Schedule of Investments (Unaudited)

Fair Value Measurements
In applying the valuation procedures described in this Valuation Policy, the Adviser maximizes the use of “observable” versus “unobservable” inputs in markets which are active or markets where there has not been a significant decrease in the volume and frequency of transactions, as stressed by ASC Topic 820. Observable inputs are defined as inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are defined as inputs that reflect the Adviser’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. To clarify observable versus unobservable inputs and increase consistency and comparability in Fair Value measurements, ASC Topic 820 establishes a Fair Value hierarchy (the “Fair Value Hierarchy”) that prioritizes valuation inputs into three levels, which is utilized by the Adviser. The Fair Value Hierarchy is described below in further detail.

Level 1 - Level 1 inputs (“Level 1 Inputs”) are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Adviser has the ability to access at the valuation date. As defined in ASC Topic 820, an active market (“Active Market”) for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The portfolio has investments in actively traded securities and therefore are valued through the use of Level 1 Inputs in accordance with the Fair Value Hierarchy. In accordance with ASC Topic 820, when applicable Level 1 Inputs are available for a particular security, the Fair Value of the security is equal to the quoted price multiplied by the quantity held. Adjustments are not applied to the quoted price due to the size of a position relative to trading volume (i.e., blockage).

Level 2 - Level 2 inputs (“Level 2 Inputs”) are inputs other than quoted prices included within Level 1 Inputs that are observable for the asset or liability, either directly or indirectly. Level 2 Inputs can include: quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.); and observable market-based inputs.

Level 3 - Level 3 inputs (“Level 3 Inputs”) are unobservable inputs for the asset or liability. Unobservable inputs are used in the absence of observable inputs. Level 3 Inputs reflect the Adviser’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used for the Fund’s assets and liabilities measured at fair value.

Investments in Securities at Value	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value(a)	Total
Private Equity Real Estate Funds	$-	$-	$788,104	$241,870,856	$242,658,960
Short-Term Investments	1,275,451	-	-	-	1,275,451
Total	$1,275,451	$-	$788,104	$241,870,856	$243,934,411

(a)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Restricted Securities
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2024, the Fund invested in the following restricted securities:

Initial Acquisition Date	Cost	Fair Value	Private Investment Funds	Redemption Frequency(1)	Commitments as of December 31, 2024
1/2/2018	$10,545,602	$10,500,740	AEW Core Property (U.S.), LP	Quarterly	$0
10/2/2017	8,200,770	8,263,435	ARA Core Property Fund, LP	Quarterly	0
10/2/2017	6,902,895	5,321,920	ASB Allegiance Real Estate Fund, LP	Quarterly	0
4/1/2021	6,485,568	7,026,428	Bailard Real Estate Investment Trust, Inc.	Quarterly	0
10/2/2017	8,458,100	7,377,248	Barings Core Property Fund LP	Quarterly	0
10/18/2019	3,468,626	3,434,479	BGO Daily Value Fund – Class F	Daily	0
9/6/2024	6,009,999	7,005,318	BGO Diversified US Property Fund LP	Quarterly	0
10/2/2017	12,462,054	10,871,931	BlackRock US Core Property Fund, LP	Quarterly	0
10/2/2017	19,376,136	21,116,732	CBRE U.S. Core Partners, LP	Quarterly	0
7/1/2021	8,029,891	7,396,010	CIM UII Onshore, LP	Quarterly	0
10/2/2017	18,446,735	18,145,853	Clarion Lion Properties Fund, LP	Quarterly	0
10/2/2017	11,867,963	11,581,302	GWL US Property Fund LP	Quarterly	0
9/6/2024	4,771,284	4,528,405	Invesco Core Real Estate – U.S.A., LP	Quarterly	0
9/6/2024	2,682,191	2,864,733	Invesco U.S. Income Fund, LP	Quarterly	0
9/6/2024	3,843,062	6,117,688	Lion Industrial Trust	Quarterly	0
7/1/2019	13,707,480	13,782,670	Madison Core Property Fund LP	Quarterly	0
10/1/2018	1,502,781	1,675,671	MetLife Core Property Fund, LP	Quarterly	0
2/28/2022	1,475,598	1,341,253	PGIM Retirement Real Estate Fund II LP	Daily	0
6/30/2022	10,353,273	9,844,128	Prime Property Fund, LLC	Quarterly	0
9/6/2024	1,869,950	1,873,301	Principal Enhanced Property Fund, LP	Quarterly	0
10/2/2017	9,086,720	10,520,336	PRISA LP	Quarterly	0
9/6/2024	3,538,179	5,270,430	Prologis Targeted U.S. Logistics Fund, LP	Quarterly	0
10/2/2017	7,229,518	7,339,991	RREEF America II LP	Quarterly	0
9/6/2024	2,996,275	4,902,566	RREEF Core Plus Industrial Fund LP	Quarterly	0
9/6/2024	4,800,605	5,167,175	Sentinel Real Estate Fund, LP	Daily	0
10/2/2017	10,264,515	11,681,026	Smart Markets Fund, LP	Quarterly	0
4/1/2022	9,787,594	8,021,763	Strategic Property Fund	Quarterly	0
1/2/2020	14,136,231	13,702,318	TA Realty Core Property Fund, LP	Quarterly	0
10/2/2017	7,065,267	5,625,693	Trumbull Property Fund LP	Quarterly	0
10/1/2019	3,997,509	3,903,898	U.S. Real Estate Investment Fund, LLC	Quarterly	0
7/2/2018	668,488	788,104	U.S. Real Property Income Fund, LP	Quarterly	0
9/6/2024	5,035,740	5,666,415	US Government Building Fund	Quarterly	0

1.
Redemption notices for the Private Investment Funds is 90 days or less. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of the redemption amount at the time requested. Each of the following Private Investment Funds can temporarily suspend redemptions or pay out a pro-rata portion of redemption requests if the general partner or its respective Board deems it in the best interest of its shareholders.

________________________________________________________________________________________________________